Segment Information (Details) - Schedule of revenue by market - USD ($)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Information (Details) - Schedule of revenue by market [Line Items]
Total Revenue		$ 48,482,015	$ 35,504,392	$ 30,518,356
KSA [Member[
Segment Information (Details) - Schedule of revenue by market [Line Items]
Total Revenue		14,607,994	8,287,578	10,027,692
UAE [Member]
Segment Information (Details) - Schedule of revenue by market [Line Items]
Total Revenue		12,750,454	5,980,102	4,100,221
Egypt [Member]
Segment Information (Details) - Schedule of revenue by market [Line Items]
Total Revenue		9,804,094	8,898,645	6,119,713
Lebanon [Member]
Segment Information (Details) - Schedule of revenue by market [Line Items]
Total Revenue		3,572,317	4,834,760	4,519,232
Kuwait [Member]
Segment Information (Details) - Schedule of revenue by market [Line Items]
Total Revenue		1,757,282	1,903,202	1,763,482
Jordan [Member]
Segment Information (Details) - Schedule of revenue by market [Line Items]
Total Revenue		1,133,807	1,043,768	854,517
Others [Member]
Segment Information (Details) - Schedule of revenue by market [Line Items]
Total Revenue	[1]	$ 4,856,067	$ 4,556,337	$ 3,133,499

[1]	There is no individual geographical market other than those disclosed above which would constitute more than 5% of the total revenue.